Stock-Based Compensation and Employee Benefits - RSUs and Stock Options - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) shares
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant | shares	5,015,293
RSUs and Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option	10 years
Nonqualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 8 months 27 days
Expected volatility	23.80%
Unrecognized compensation expense	$ 1,992
Weighted average period for recognition of unrecognized compensation	1 year 2 months 12 days
Compensation expense	$ 849
Nonqualified Stock Options [Member] | Simplified Method [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 18,212
Weighted average period for recognition of unrecognized compensation	1 year 9 months 18 days
Compensation expense	$ 2,932
Minimum [Member] | RSUs and Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Maximum [Member] | RSUs and Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years